Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2024	2023

Cash and banks	81,177	37,029
Unrestrictedly available financial investments:
CDB’s / “Operações compromissadas”	3,177,566	3,040,902

	3,258,743	3,077,931